Byron F. Egan
(214) 953-5727
began@jw.com

December 10, 2004

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 3-09

Attn:	Mr. Jeffrey Riedler Assistant Director c/o Mr. Gregory S. Belliston

Re:	GAINSCO, INC. Second Amendment to Preliminary Proxy Statement on Schedule 14A Filed December 10, 2004 File No. 1-09828

Ladies and Gentlemen:

On behalf of GAINSCO, INC., a Texas corporation (the “Company”), this letter is in response to the comments contained in the Staff’s letter dated December 7, 2004 (the “Comment Letter”) regarding the First Amendment to Preliminary Proxy Statement on Schedule 14A filed November 17, 2004 (the “First Amendment”).

The Second Amendment to Preliminary Proxy Statement on Schedule 14A filed herewith (the “Second Amendment”) is intended to be responsive to the Comment Letter and indicates that the date of the Special Meeting has been moved back to January 10, 2005. We would be appreciative if the Staff could complete its review of this filing as quickly as possible in order for the Company to mail the proxy materials in a timely matter to hold the Special Meeting on that date.

The following responses indicate, where applicable, the additions or revisions that have been included in the Second Amendment filed herewith in response to the Staff’s comments. The responses are numbered to correspond to the numbers assigned in the Comment Letter.

General

1. The Company believes that the offering of the securities to GMSP, Mr. Stallings and Reis LLC is exempt from registration under Rule 506 of Regulation D promulgated under the

Securities and Exchange Commission
December 10, 2004

Securities Act of 1933, as amended (the “Securities Act”) because each of them is an “accredited investor” as defined in Rule 501(a) and the general conditions in Rule 502 are satisfied.

Each of GMSP, Mr. Stallings, Reis LLC and Mr. Reis has represented that it or he is an accredited investor in Section 5.7(b) of the GMSP Exchange Agreement, Section 5.6(b) of the Stallings Investment Agreement and Section 5.6(b) of the Reis Investment Agreement, respectively. Aside from such representations, we note that (i) GMSP is an accredited investor as defined in Rule 501(a)(3) because it is a partnership not formed for the specific purpose of acquiring the securities offered and has total assets in excess of $5,000,000 (we note that the value of the securities of the Company held by GMSP alone exceed $5,000,000); (ii) Mr. Stallings is an accredited investor as defined in Rule 501(a)(4) because he is a Director of the Company and under Rule 501(a)(6) (based on the compensation paid to Mr. Stallings by the Company during the last two years); and (iii) Reis LLC is an accredited investor as defined in Rule 501(a)(8) because the sole equity owner of Reis LLC is James R. Reis, who is an accredited investor under both Rule 501(a)(5) and Rule 501(a)(6) according to information he has provided to the Company.

With respect to Rule 502 of Regulation D, we note that (i) there have been no offerings of Company securities during the preceding six months that would trigger integration considerations; (ii) no information is required to be furnished to any of GMSP, Mr. Stallings and Reis LLC pursuant to Rule 502 because of their status as accredited investors; (iii) the offering of the Company’s securities to be issued and sold to GMSP, Mr. Stallings and Reis LLC has not been made by general solicitation or general advertising within the meaning of Rule 502(c); and (iv) the Company has exercised reasonable care to assure that none of GMSP, Mr. Stallings and Reis LLC are underwriters within the meaning of Section 2(11) of the Securities Act, as evidenced in part by the representations and agreements of GMSP, Mr. Stallings, Reis LLC and Mr. Reis contained in Section 5.7 of the GMSP Exchange Agreement, Section 5.6 of the Stallings Investment Agreement and Section 5.6 of the Reis Investment Agreement, respectively, regarding the matters set forth in Rule 502(d).

Would GAINSCO still be a “public company” following the recapitalization transactions? page 15

2. When calculated using methodology consistent with Telephone Interpretation M.30 in the July 1997 Telephone Interpretations Manual, the number of shareholders of record of the Company as of December 7, 2004 is 317. The Second Amendment has been revised accordingly.

In addition, on page 15 of the Second Amendment, in the response to the Question “Would GAINSCO still be a “public company” following the recapitalization transactions?” the disclosure has been amended to provide as follows:

“We expect our Common Stock to continue to be traded on the OTC Bulletin Board following the consummation of the recapitalization transactions. The recapitalization agreements provide that, at least until the second anniversary of the closing date, we will (i) continue to be registered under Section 12(g) of

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December 10, 2004

the Exchange Act and file reports on Forms 10-K, 10-Q and 8-K (or their equivalents) and proxy statements with the Securities and Exchange Commission (“SEC”) and (ii) observe and comply with many of the corporate governance rules promulgated by the New York Stock Exchange (even though the Common Stock is not listed there). Despite our expectation, however, there can be no assurance that the Common Stock will continue to be traded on the OTC Bulletin Board or any other market. On December 7, 2004 we had 317 shareholders of record, including 91 banks and brokers for whom the Depository Trust Company or its designee is custodian and 226 other holders of record. If this number were to decrease to less than 300, the Company could elect to suspend filings with the SEC. If the Company were to be eligible to make and, in fact, made this election, then among other things: (i) it is likely that those brokers making a market or trading in the Common Stock would cease providing quotes with respect to the Common Stock, which would adversely impact liquidity of the Common Stock for all shareholders; (ii) it could cause some shareholders to determine that our Common Stock no longer meets their investment criteria and to liquidate their GAINSCO holdings, which could cause a depression in the stock price or adversely impact our ability to utilize our net operating loss carryforwards for Federal tax purposes; and (iii) the Company could be viewed as a less attractive acquisition target because of the lack of publicly available information available to potential buyers.”

The revised disclosure above does not change the conclusions set forth in response to Comment 2 in our letter to you dated November 17, 2004 that the transactions described in the Company’s Preliminary Proxy Statement would not result in either of the effects described in Rule 13e-3(a)(3)(ii) and thus that the transactions would not result in a Rule 13e-3 transaction as defined in Rule 13e-3 and Rule 13e-3 is inapplicable.

What are the U.S. Federal income tax consequences of the recapitalization to me? page 20

3. KPMG has revised its tax opinion referenced at the bottom of page 20 of the First Amendment and its tax opinion referenced on page 108 of the First Amendment to address the Staff’s comments. The forms of such revised KPMG tax opinions are attached to the Second Amendment. In the opinion relating to the text on page 20 of the First Amendment, KPMG has discussed specifically the only tax issue that it can identify in connection with the expressed opinions and has written that “should” as used in its opinions “is intended to be consistent with a high degree of confidence in the opinion expressed with respect to such shareholders.” Further, the disclosure on page 20 of the First Amendment has been expanded and now reads as follows on page 20 of the Second Amendment:

Securities and Exchange Commission
December 10, 2004

“Q. What are the U.S. Federal income tax consequences of the recapitalization to me?

“A. KPMG LLP has advised us that the consummation of the recapitalization transactions should have no direct U.S. Federal income tax consequences to any GAINSCO shareholder (other than those who are parties to the recapitalization agreements).

“KPMG’s opinion attached to this proxy statement as Appendix VIII states that the term “should” in expressing the above opinion is not intended to convey any degree of uncertainty regarding the direct U.S. Federal income tax consequences of the recapitalization to any non-exchanging shareholder, but instead is intended to be consistent with a high degree of confidence in the opinion expressed with respect to such shareholders.

“KPMG’s opinion further states that in order for a shareholder of a corporation to recognize gain or loss with respect to shares held in the corporation, the shareholder must experience an actual or deemed exchange under Internal Revenue Code section 1001. With respect to the pending recapitalization of GAINSCO, those common shareholders who are not participating in the recapitalization to any extent, but who are merely retaining the Common Stock they owned before the recapitalization, would not experience either an actual or deemed exchange under section 1001. Accordingly there should be no gain or loss recognized by such non-participating shareholders.

“KPMG’s opinion further states that in order for a shareholder of a corporation to recognize dividend income with respect to the shares held in the corporation, there must be an actual or constructive distribution out of the earnings and profits of the corporation. In the case of the pending recapitalization of GAINSCO, non-exchanging shareholders of GAINSCO are not receiving any actual distributions with respect to their GAINSCO Common Stock. In certain cases, section 305 could apply to cause deemed dividend income to a non-exchanging shareholder in a corporate recapitalization. This treatment could be applicable to any shareholder whose proportionate interest in the earnings and profits or assets of the corporation are increased as a result of the recapitalization. Under the specific facts of the pending GAINSCO recapitalization, KPMG does not believe that non-exchanging common shareholders would be treated as having an increased interest in the earnings and profits or assets of GAINSCO. Accordingly, KPMG believes that since there is no actual or deemed distribution to the non-exchanging GAINSCO

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December 10, 2004

common shareholders, there should not be any dividend income recognized by such non-exchanging shareholders.”

The KPMG tax opinions attached as Appendices VIII and IX to the Second Amendment are drafts. Copies of the final signed KPMG tax opinions (which, other than the fact that they will be dated and executed, will be identical to these drafts) will be attached to the definitive proxy materials when filed.

Mr. Anderson, page 29

4. The disclosure on page 30 of the First Amendment that provided “If the Anderson Amendment is approved, (i) Mr. Anderson’s annual bonus would become an amount equal to two percent (2%) of “EBIT” as defined in the Anderson Amendment; . . .” has been revised on page 30 of the Second Amendment to provide as follows:

“If the Anderson Amendment is approved, (i) Mr. Anderson’s annual bonus would become an amount equal to two percent (2%) of “EBIT” (which generally is defined in the Anderson Amendment to mean the sum of consolidated income before Federal income taxes and (A) interest expense and (B) any bonuses accrued in respect of Mr. Anderson, determined on a consolidated basis and in accordance with generally accepted accounting principles for financial reporting in the United States); . . . ”

Background of the Recapitalization, page 35

5. In response to your comment regarding the second to last paragraph on page 38 of the First Amendment, we have revised that paragraph as it appears on page 38 of the Second Amendment to read as follows:

     “On January 26 and 28, 2004, the Special Committee met with Houlihan to review Houlihan’s findings regarding the Company, its views about the December 2nd Proposal and the appropriate response to the December 2nd Proposal. Houlihan expressed its view that the December 2nd Proposal was not sufficiently beneficial to our common shareholders, and should not be accepted. In expressing this view orally, Houlihan did not put a specific value on either the Company or the December 2nd Proposal, but expressed the views that (i) the December 2nd Proposal left the Company and the holders of the Common Stock burdened with a substantial overhang of Preferred Stock in relation to the total capitalization of the Company, including substantial dividend and conversion obligations and the related warrants, and (ii) that the internal rates of return inherent therein, and the fees provided thereby, were excessive in relation to the

Securities and Exchange Commission
December 10, 2004

Company’s current risk profile, cost of capital and business plan and to the relative priorities of the existing Preferred Stock. Houlihan suggested that rather than developing a counter proposal, the Special Committee should request additional information and a new proposal. At the meeting on January 28, 2004, the Special Committee authorized Houlihan to send a response letter expressing the view that the internal rates of return inherent in, and the fees provided by, the December 2nd Proposal were not in the best interests of the holders of our Common Stock and requesting additional information and a new proposal from the proponents of the December 2nd Proposal. On February 4, 2004, GMSP wrote Houlihan inquiring whether the Special Committee had a specific alternative proposal to the December 2nd Proposal. On February 13, 2004 Houlihan met with GMSP to discuss the December 2nd Proposal.”

     Further, in the discussion in the second full paragraph on page 46 of the First Amendment that now appears on page 46 of the Second Amendment regarding the August 27th meeting of the Special Committee, we added two new sentences prior to the last sentence of the paragraph reading as follows:

“It was noted that the recapitalization as now proposed was better from the point of view of the common shareholders than the December 2nd Proposal in that it would substantially reduce the overhang of Preferred Stock, with attendant dividend and conversion obligations, and related warrants in relation to the Company’s total capitalization, and the aggregate fees payable of $316,000 were $255,000 less than the aggregate fees and expenses contemplated in the December 2nd Proposal. It was further noted that the negotiations regarding the recapitalization now under consideration had valued the Common Stock at $0.60 per share and the Series A Preferred Stock at $26,860,000 (85% of its redemption price of $31,620,000) compared to GMSP’s February 18, 2004 proposal to convert all of its Series A Preferred Stock into Common Stock based on valuing the Series A Preferred Stock at its redemption price of $31,620,000 and the Common Stock at $0.30 per share.”

6. We do not believe that Item 1015(b) of Regulation M-A applies to the Proxy Statement with regard to the report the independent compensation consultant made to the Compensation Committee in respect of the Employment Agreements and the Anderson Amendment. Items 14(a) and (b) of Schedule 14A require that if action is to be taken with respect to an acquisition of securities of another person, the Company must furnish the information required by Item 1015(b) of Regulation M-A if a report, opinion or appraisal materially relating to the transaction has been received from an outside party and is referred to in the proxy statement. We do not believe Regulation M-A applies to the acquisition of the Company’s Preferred Stock contemplated in the GMSP Exchange Agreement and Stallings Investment Agreement (the Reis Investment Agreement does not relate to the acquisition of the

Securities and Exchange Commission
December 10, 2004

securities of another person because it involves the purchase of securities for cash by Reis LLC). However, even assuming that Item 14(a)(2) is applicable, the independent compensation consultant’s report to the Compensation Committee regarding the compensation of Robert W. Stallings, Glenn W. Anderson and James R. Reis had no material relationship to either the GMSP Exchange Agreement or the Stallings Investment Agreement and, hence, the Company believes it is not required to make the disclosures required by Item 1015(b) of Regulation M-A. The fact that the parties to the Stallings Employment Agreement are similar to the parties to the Stallings Investment Agreement does not affect our analysis that the report of the independent compensation consultant has no material relationship to the GMSP Exchange Agreement or the Stallings Investment Agreement. Further, our analysis is not changed by the supplemental agreement among the parties entered into on September 24, 2004.

The independent compensation consultant’s report was requested by the Compensation Committee to assist the Compensation Committee in determining whether the terms of each of the Employment Agreements with Messrs. Stallings and Reis and the Anderson Amendment provide for compensation within competitive going rates of pay for similarly situated executives at similarly sized companies in the property and casualty insurance industry, contain customary provisions, and are reasonable. The report of the independent compensation consultant is not a condition to closing under any of the agreements relating to the recapitalization.

Historical Stock Price Information, page 52

7. Additional disclosure has been added to page 52 of the Second Amendment to confirm that all of the companies identified as fitting this description were included in the analysis. Sanders Morris has supplementally advised that the two companies cited in the comment, Mercury General Corp. and Progressive Corp., have market capitalizations in excess of $750 million and thus were excluded in accordance with the criteria that are set forth in the disclosure. The Proxy Statement has been revised to insert the following sentence on page 52 of the Second Amendment at the end of the paragraph that begins, “In addition . . .”:

“All companies that met this criteria were included in the analysis.”

8. To clarify the disclosure in the Proxy Statement in response to the comment, the Second Amendment has been revised to insert the following sentence on page 53 at the end of the paragraph that begins, “Sanders Morris reviewed our Common Stock performance . . .”:

“Consistent with its judgment no one approach was more appropriate than any other, Sanders Morris considered this historical stock price analysis together with all of the other analyses described below in reaching its fairness opinion.”

We also direct your attention to the “Valuation Summary” section on pages 59-60 in which the historical stock price analysis is presented and described as one equally-weighted approach.

Securities and Exchange Commission
December 10, 2004

Security Ownership of Certain Beneficial Owners and Management, page 69

9. After further research, the Company has determined that the entity that actually holds the shares in question is The Arbitrage Funds. According to a Form N-Q filed with the SEC by The Arbitrage Funds on October 29, 2004, The Arbitrage Funds held 1,950,566 shares of the Company’s Common Stock as of August 31, 2004. Water Island Capital LLC is an investment adviser to The Arbitrage Funds, but holds no shares on its own. The disclosure in the Proxy Statement has been updated accordingly. The Company believes that The Arbitrage Funds is not affiliated with any director or officer of the Company, or with Reis LLC, Mr. Reis or GMSP.

Employee Benefit Plans, page 105

10. The Company will include the table in its 2004 Form 10-K, either directly or through incorporation by reference.

KPMG Opinions, pages VIII-2 and IX-19

11. Both of the KPMG tax opinions have been revised to delete statements at the end thereof that “any person or persons other than GAINSCO cannot rely upon this opinion.” The forms of the revised opinions are attached to the Second Amendment.

Form 10-K

12. With respect to prior Comment 40, we intend to include the following disclosure in future filings with respect to Mr. Goff, Mr. Wisdom and Ms. Buehler:

     “John C. Goff

     Mr. Goff is the Chief Executive Officer and Vice Chairman of Crescent Real Estate Equities, Inc. (NYSE-CEI) (“Crescent”). From 1987 to 1994, Mr. Goff served as Vice President of Rainwater, Inc., acting as a senior investment advisor to, and investor with, Richard E. Rainwater. Beginning in 1990, Mr. Goff was responsible for the development of Mr. Rainwater’s real estate business, designing and implementing the strategy that led to the public offering of Crescent in May 1994. Mr. Goff served as Chief Executive Officer of Crescent through late 1996 when he assumed the role of Vice Chairman. During June 1999, Mr. Goff resumed his role as Chief Executive Officer of Crescent. Crescent currently is one of the nation’s larger publicly traded real estate investment companies.

     Mr. Goff is on the board of directors of OpenConnect Systems, Inc. Prior to joining Rainwater, Inc., Mr. Goff was employed by KPMG LLP from 1981 to 1987. Mr. Goff is 49 and a graduate of the University of Texas at Austin and is a certified public accountant.

     Marcia L. Buehler

     Marcia L. Buehler has served as Vice President and Controller of the Company since July 2002. Beginning January 2000 through June 2002, Ms. Buehler served in a part-time capacity as staff accountant for the Company. During 1999, Ms. Buehler served as a part-time consultant to

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December 10, 2004

the Company with various accounting responsibilities. From June 1998 to 1999, Ms. Buehler pursued a principally home-based part-time consulting business. Prior to June 1998, Ms. Buehler was Director of Accounting for the Company. Ms. Buehler has been engaged in the property and casualty insurance business since 1989. Ms. Buehler is 39.

     Jackiben N. Wisdom

     Jackiben N. Wisdom has served as Vice President of the Company since January 2002. From 1993 to January 2002, Mr. Wisdom served as Director of Litigation for the Company. Mr. Wisdom has been engaged in the property and casualty insurance business since 1970. Mr. Wisdom is 56.”

     With respect to prior Comment 41, the Company included the following expanded disclosure in its Quarterly Report on Form 10-Q for the quarter ended September 30, 2004:

“The Company is named as a defendant in a proceeding initially filed on April 8, 2003, in the United States District Court for the Southern District of Florida (the “Florida Federal Court”) styled, “Earl Culp, on behalf of himself, and all others similarly situated, Plaintiff, v. GAINSCO, INC., Glenn W. Anderson, and Daniel J. Coots, Defendants,” Case No. 03-20854-CIV-Lenard/Simonton. Defendant Anderson is the Company’s President and Chief Executive Officer, and Defendant Coots is the Company’s Senior Vice President and Chief Financial Officer. In the proceeding, which is a consolidation of two previously separately pending actions filed at approximately the same time and involving essentially the same facts and claims, the plaintiff alleges violations of the Federal securities laws in connection with the Company’s acquisition, operation and divestiture of its former Tri-State, Ltd. (“Tri-State”) subsidiary, a South Dakota company selling non-standard personal auto insurance.

“On March 29, 2004, plaintiff filed a Second Consolidated Amended Class Action Complaint (the “Second Amended Complaint”) that is based on the same claims as the previously consolidated proceedings. The alleged class period begins on November 17, 1999, when the Company issued a press release announcing its agreement to acquire Tri-State, and ends on February 7, 2002, when the Company issued a press release warning investors that it “expect[ed] to report a significant loss for the fourth quarter and year ended December 31, 2001.” The Second Amended Complaint seeks class certification for the litigation.

“In general, the Second Amended Complaint alleges that during the class period the Company’s press releases and filings with the SEC contained non-disclosures and deceptive disclosures in respect of Tri-State, that the Company’s press releases and filings with the SEC disclosing the Company’s losses in 2000 and 2001 failed to disclose the alleged declining financial condition and declining profitability of Tri-State, and that the Company’s financial statements were not prepared in accordance with generally accepted accounting principles, all in violation of Section 10(b) of the Securities Exchange Act of 1934 and SEC Rule 10b-5 thereunder. More particularly, the Second Amended Complaint includes allegations that (i) the Company issued a press release on November 17, 1999 announcing the acquisition of Tri-State and stating that the Tri-State acquisition was “expected to be minimally accretive to earnings” in 2000; (ii) the Company failed to disclose that it had imposed more lenient underwriting and claims procedures on Tri-State’s

Securities and Exchange Commission
December 10, 2004

book of nonstandard personal automobile insurance policies than Tri-State’s former owners, causing a reduction in Tri-State’s net income; (iii) the Company hid problems it was having at Tri-State and failed to disclose that Tri-State had lost profitability almost immediately after the Company acquired Tri-State in January 2000; (iv) the Company “buried” Tri-State’s financial performance in its LaLande business segment or in the reporting of the Company’s overall financial performance; (v) the Company failed to disclose in a Form 8-K a lawsuit it had filed on July 7, 2001, against Herb Hill, the founder of Tri-State, contending that the Herb Hill lawsuit was a material pending legal proceeding; (vi) Defendant Anderson hid Tri-State’s performance from the Company’s board of directors; and (vii) the Company violated generally accepted accounting principles by failing to record an impairment in or write-down of approximately $5.4 million in goodwill attributable to the Tri-State acquisition until the Company announced the sale of Tri-State in August 2001 back to Herb Hill for $900,000.

“The Company has asserted what it believes are meritorious defenses to the claims raised in the Second Amended Complaint and moved to dismiss the same on several grounds, including: (i) plaintiff failed to plead loss causation by linking any alleged correction of non-disclosures or deceptive disclosures to a decline in the Company’s stock price; (ii) the Second Amended Complaint fails to challenge the accuracy of the disclosed causes of reported losses which negatively impacted the Company’s stock price; (iii) plaintiff failed to plead that the Company’s alleged statements and omissions were false when made or that the Company knew they were false when made; (iv) the alleged misrepresentations by defendants were immaterial in the context of all disclosures provided to the market; (v) Tri-State was not material to the Company’s performance as a whole and overall; (vi) the Herb Hill lawsuit was not a material pending legal proceeding; (vii) the Company complied with generally accepted accounting principles in its treatment of goodwill associated with the Tri-State acquisition; and (viii) plaintiff failed to plead facts with particularity showing that the defendants acted intentionally or with severe recklessness with respect to the alleged misrepresentations and omissions.

“Discovery has not commenced. Defendants filed in the Florida Federal Court a motion to dismiss the Second Amended Complaint for failure to state a cause and a motion to transfer venue of the case to the United States District Court for the Northern District of Texas, Fort Worth Division (the “Fort Worth Federal Court”). On September 22, 2004 the Florida Federal Court granted defendants’ motion to transfer venue and transferred the case to the Fort Worth Federal Court. The pending defendants’ motion to dismiss was not ruled upon and was transferred with the case to the Fort Worth Federal Court. The parties were instructed to re-file all pleadings with the motion to dismiss.

“The plaintiffs have not specified the amount of damages they seek. The Company believes that the allegations in the Second Amended Complaint are without merit, and intends to vigorously defend against the allegations made therein.”

     The disclosure in subsequent filings will be updated to reflect subsequent developments in the litigation.

Securities and Exchange Commission
December 10, 2004

9/30/04 FORM 10-Q

Interest Rate Risk, page 36

13. The Company will include this information in its future periodic filings.

* * *

We would appreciate the Staff’s prompt attention to this response. Please direct questions or requests to Byron F. Egan of Jackson Walker L.L.P. at (214) 953-5727.

Very truly yours,

/s/ Byron F. Egan

Attachments: EDGAR version of the Second Amendment

BFE:lh

cc: Glenn W. Anderson